INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The following is a summary of finite-lived intangible assets as of December 31, 2023 and 2022, in thousand:

	December 31, 2023
	Cost	Accumulated Amortization	Net
Customer relationships	$301	$(110)	$191
	$301	$(110)	$191

	December 31, 2022
	Cost	Accumulated Amortization	Net
Customer relationships	$301	$(49)	$252
	$301	$(49)	$252

Schedule of Finite-Lived Intangible Assets Amortization Expense	As of December 31, 2023, future amortization expense is expected to be as follows, in thousand:
Fiscal years ending December 31,	Amount
2024	$60
2025	60
2026	60
2027	11
$191

Schedule of Indefinite-Lived Intangible Assets
The following table summarizes the balances as of December 31, 2023 and 2022, of the indefinite-lived intangible assets, in thousand:

	December 31, 2023	December 31, 2022
Intangible asset – Part 135 certificate	$1,200	$1,363